LEASES - Future Minimum Lease Payments to be Made (Details) - USD ($) $ in Millions	Nov. 30, 2019	Feb. 23, 2019
Operating Leases
Remainder of 2019	$ 224.0
2020	947.0
2021	897.5
2022	838.4
2023	767.1
Thereafter	5,537.1
Total future minimum obligations	9,211.1
Less interest	(3,230.9)
Present value of net future minimum lease obligations	5,980.2
Less current portion	(549.7)
Long-term obligations	5,430.5
Finance Leases
Remainder of 2019	39.8
2020	147.6
2021	137.1
2022	125.8
2023	116.2
Thereafter	519.7
Total future minimum obligations	1,086.2
Less interest	(383.9)
Present value of net future minimum lease obligations	702.3
Less current portion	(101.1)
Long-term obligations	$ 601.2
Operating Leases, Before Adoption
2019		$ 879.7
2020		840.5
2021		783.2
2022		723.6
2023		651.0
Thereafter		4,338.6
Total future minimum obligations		8,216.6
Capital Leases
2019		170.5
2020		151.3
2021		134.9
2022		123.1
2023		114.1
Thereafter		509.1
Total future minimum obligations		1,203.0
Less interest		(440.7)
Present value of net future minimum lease obligations		762.3
Less current portion		(97.3)
Long-term obligations		$ 665.0